Note 43 - Insurance and reinsurance contracts income and expenses - Income by type of insurance product (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	€ 1,069	€ 1,107	€ 1,080
Life insurance | Individidual Contract Member [Member]
Net Income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	346	268	329
Life insurance | Individidual Contract Member [Member] | Savings Insurance Member [Member]
Net Income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	38	30	80
Life insurance | Individidual Contract Member [Member] | Risk Insurance Member [Member]
Net Income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	308	238	249
Life insurance | Collective Contract Member [Member]
Net Income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	258	366	342
Life insurance | Collective Contract Member [Member] | Savings Insurance Member [Member]
Net Income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	(4)	8	22
Life insurance | Collective Contract Member [Member] | Risk Insurance Member [Member]
Net Income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	263	357	320
Life insurance | Total [Member]
Net Income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	604	634	670
Non life insurance | Total [Member]
Net Income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	464	474	409
Non life insurance | Total [Member] | Home Insurance
Net Income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	118	131	127
Non life insurance | Total [Member] | Other Non Life Insurance Member [Member]
Net Income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	346	342	283
Total [Member] | Total [Member]
Net Income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	€ 1,069	€ 1,107	€ 1,080